1. NATURE OF BUSINESS AND OPERATIONS	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS AND OPERATIONS

Strata Oil & Gas Inc. (the ‘Company’) is engaged in the exploration for oil and natural gas in oil sands in the Canadian province of Alberta.  The Company was formerly engaged in the development of Knowledge Worker Automation (KWA) software.

Upon disposal of the Company’s software assets a majority of the Company’s shareholders approved a change the business of the Company from software development to oil and gas exploration. The Company is currently engaged in the acquisition exploration, and if warranted and feasible development of oil and gas properties

The Company’s activities are subject to significant risks and uncertainties. We have only recently commenced oil and gas exploration operations.  Our prospects must be considered in light of the risks, expenses and difficulties frequently encountered in establishing a business in the oil and natural gas industries.  We have yet to generate any revenues from operations.  There is nothing at this time on which to base an assumption that our business operations will prove to be successful or that we will ever be able to operate profitably.  Our future operating results will depend on many factors, including:

•	our ability to raise adequate working capital;
•	success of our exploration and development efforts;
•	demand for natural gas and oil;
•	the level of our competition;
•	our ability to attract and maintain key management and employees; and
•	our ability to efficiently explore, develop and produce sufficient quantities of marketable natural gas or oil in a highly competitive and speculative environment while maintaining quality and controlling costs.

To achieve profitable operations, we must, alone or with others, successfully execute on the factors stated above.  There are no assurances that the Company will be able to execute its plan and if we are not successful in executing any of the above stated factors, our business will not be profitable and may never even generate any revenue, which make our common shares a less attractive investment and may harm the trading of our common shares.